Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 1	$ 108,000
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 2	177,064
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 3	(224,739)
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 4	258,000
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 5	0
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 6	0
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 7	2,690,000
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 8	1,988,971
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 9	1,611,391
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 10	2,392,000
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 11	240,234
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 12	1,229,724
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 13	(5,448,000)
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 14	(4,568,380)
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 15	(2,616,376)
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 16	0
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 17	0
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 18	$ 0